Statement of comprehensive income, OCI components presented net of tax (Statement) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Loss for the year	R$ (329,830)	R$ (68,374)	R$ (19,434)
Items that are or may be reclassified subsequently to profit or loss
Foreign currency translation differences	(2,477)	(1,918)	843
Loss - Hedge activities	(3,341)
Total comprehensive income (loss) for the year	(335,648)	(70,292)	(18,591)
Comprehensive loss attributed to:
Controlling interests	(334,210)	(70,106)	(18,591)
Non-controlling interests	R$ (1,438)	R$ (186)	R$ 0